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Aristotle Short Duration Income Fund
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS - 47.8%	Par	Value
Communications - 0.9%
CC Towers Guarantor LLC, Series 4.24100, 4.24%, 07/15/2028 (a)	$1,450,000	$1,394,786
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/2026	3,000,000	3,059,431
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 03/20/2025 (a)	780,750	780,383
5.15%, 03/20/2028 (a)	976,950	981,301
Verizon Communications, Inc., 2.10%, 03/22/2028	2,000,000	1,839,722
		8,055,623

Consumer Discretionary - 6.1%
Air Canada, Series 2017-1, 3.30%, 01/15/2030 (a)	1,680,040	1,555,381
American Airlines Group, Inc.
3.60%, 09/22/2027	2,917,875	2,810,397
Series 2013-1, 4.00%, 07/15/2025	555,130	548,052
Series 2013-1, 3.95%, 11/15/2025	317,261	313,568
Series 2016-3, 3.00%, 10/15/2028	5,863,849	5,455,945
Series 2016-3, 3.25%, 10/15/2028	4,546,075	4,172,314
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029 (a)	2,929,606	2,763,330
Darden Restaurants, Inc., 4.35%, 10/15/2027	2,900,000	2,861,460
Delta Air Lines, Inc., Series 2015-1, 3.63%, 07/30/2027	1,292,426	1,253,061
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/2025 (a)	1,999,777	1,987,865
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	4,200,000	4,135,985
2.70%, 08/10/2026	1,775,000	1,705,923
General Motors Financial Co., Inc., 5.55%, 07/15/2029	7,250,000	7,332,979
Hyundai Capital America, 4.88%, 11/01/2027 (a)	5,600,000	5,588,571
Las Vegas Sands Corp., 5.90%, 06/01/2027	3,150,000	3,196,463
Marriott International, Inc./MD, 5.55%, 10/15/2028	5,000,000	5,110,240
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	1,265,247	1,241,270
United Airlines, Inc.
Series 2016-1B, 3.65%, 01/07/2026	332,465	323,039
Series AA, 3.10%, 07/07/2028	2,574,898	2,434,006
		54,789,849

Consumer Staples - 0.7%
Bacardi Ltd. / Bacardi-Martini BV, 5.25%, 01/15/2029 (a)	3,000,000	2,998,193
Coca-Cola Consolidated, Inc., 5.25%, 06/01/2029	1,100,000	1,115,800
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 2.50%, 01/15/2027	2,700,000	2,566,265
		6,680,258

Energy - 2.4%
Energy Transfer LP
5.55%, 02/15/2028	3,500,000	3,555,439
6.10%, 12/01/2028	1,500,000	1,559,085
5.25%, 07/01/2029	3,500,000	3,518,934
ONEOK, Inc., 4.25%, 09/24/2027	3,125,000	3,080,034
Petroleos Mexicanos, 6.50%, 03/13/2027	4,000,000	3,870,353
Targa Resources Corp., 6.15%, 03/01/2029	3,550,000	3,686,043
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029 (a)	2,200,000	2,022,840
		21,292,728

Financials - 18.2%
Air Lease Corp.
5.85%, 12/15/2027	3,000,000	3,076,111
5.30%, 02/01/2028	2,000,000	2,017,465
Arthur J Gallagher & Co., 4.60%, 12/15/2027	1,750,000	1,743,727
Atlas Warehouse Lending Co. LP, 6.05%, 01/15/2028 (a)	5,250,000	5,259,644
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (a)	4,000,000	3,870,841
4.25%, 04/15/2026 (a)	2,650,000	2,619,746
Banco Santander SA, 5.37% to 07/15/2027 then 1 yr. CMT Rate + 0.95%, 07/15/2028	3,400,000	3,424,326
Bank of America Corp.
3.38% to 04/02/2025 then SOFR + 1.33%, 04/02/2026	6,750,000	6,724,585
4.83% to 07/22/2025 then SOFR + 1.75%, 07/22/2026	2,150,000	2,150,416
5.93% to 09/15/2026 then SOFR + 1.34%, 09/15/2027	8,500,000	8,653,558
Block, Inc., 2.75%, 06/01/2026	750,000	723,273
Citigroup, Inc., 2.01% to 01/25/2025 then SOFR + 0.69%, 01/25/2026	3,000,000	2,993,421
Crown Castle, Inc.
5.60%, 06/01/2029	1,650,000	1,682,620
4.90%, 09/01/2029	1,850,000	1,830,566
Danske Bank AS, 5.43% to 03/01/2027 then 1 yr. CMT Rate + 0.95%, 03/01/2028 (a)	4,400,000	4,439,393
Extra Space Storage LP
3.88%, 12/15/2027	5,820,000	5,689,604
5.70%, 04/01/2028	2,200,000	2,246,430
Goldman Sachs Group, Inc.
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	2,000,000	1,924,565
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030	6,300,000	6,431,929
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030	1,450,000	1,420,153
HSBC Holdings PLC
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028	2,000,000	1,999,888
5.55% to 03/04/2029 then SOFR + 1.46%, 03/04/2030	3,550,000	3,576,428
JPMorgan Chase & Co.
2.60% to 02/24/2025 then SOFR + 0.92%, 02/24/2026	1,500,000	1,494,944
4.08% to 04/26/2025 then SOFR + 1.32%, 04/26/2026	4,000,000	3,990,179
6.07% to 10/22/2026 then SOFR + 1.33%, 10/22/2027	10,000,000	10,236,811
5.04% to 01/23/2027 then SOFR + 1.19%, 01/23/2028	6,750,000	6,775,939
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028	3,550,000	3,519,137
Kite Realty Group Trust
4.00%, 03/15/2025	1,000,000	997,215
4.75%, 09/15/2030	4,300,000	4,201,792
Lloyds Banking Group PLC, 5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028	750,000	751,091
LPL Holdings, Inc., 5.70%, 05/20/2027	6,850,000	6,934,262
Morgan Stanley
4.68% to 07/17/2025 then SOFR + 1.67%, 07/17/2026	2,500,000	2,497,954
5.05% to 01/28/2026 then SOFR + 1.30%, 01/28/2027	2,500,000	2,508,911
5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030	8,125,000	8,273,283
Morgan Stanley Bank NA
5.50% to 05/26/2027 then SOFR + 0.87%, 05/26/2028	4,250,000	4,309,948
4.97% to 07/14/2027 then SOFR + 0.93%, 07/14/2028	2,100,000	2,107,231
National Securities Clearing Corp., 4.90%, 06/26/2029 (a)	2,750,000	2,754,410
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.35%, 01/12/2027 (a)	3,150,000	3,173,874
4.40%, 07/01/2027 (a)	2,300,000	2,270,865
PNC Financial Services Group, Inc., 5.81% to 06/12/2025 then SOFR + 1.32%, 06/12/2026	2,000,000	2,008,721
Royal Bank of Canada, 4.51% to 10/18/2026 then SOFR + 0.72%, 10/18/2027	500,000	498,241
UBS Group AG
4.49% to 05/12/2025 then 1 yr. CMT Rate + 1.55%, 05/12/2026 (a)	3,750,000	3,742,009
5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030 (a)	2,400,000	2,416,148
5.62% to 09/13/2029 then 1 yr. SOFR Swap Rate USD + 1.34%, 09/13/2030 (a)	4,300,000	4,369,706
VICI Properties LP, 4.75%, 02/15/2028	1,350,000	1,339,597
Wells Fargo & Co.
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028	4,250,000	4,320,459
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	3,850,000	3,909,907
		163,901,323

Health Care - 0.9%
Cencora, Inc., 4.63%, 12/15/2027	1,500,000	1,500,337
Icon Investments Six DAC, 5.81%, 05/08/2027	2,800,000	2,847,999
IQVIA, Inc., 5.70%, 05/15/2028	3,850,000	3,896,200
		8,244,536

Industrials - 5.3%
BAE Systems PLC, 5.00%, 03/26/2027 (a)	2,800,000	2,813,011
Boeing Co., 6.26%, 05/01/2027	1,150,000	1,177,672
Element Fleet Management Corp., 5.64%, 03/13/2027 (a)	4,600,000	4,667,394
IDEX Corp., 4.95%, 09/01/2029	2,050,000	2,042,364
Lennox International, Inc., 5.50%, 09/15/2028	7,150,000	7,274,708
Nordson Corp., 4.50%, 12/15/2029	9,000,000	8,783,956
Quanta Services, Inc., 4.75%, 08/09/2027	6,350,000	6,343,967
Regal Rexnord Corp.
6.05%, 02/15/2026	6,412,000	6,473,356
6.05%, 04/15/2028	1,153,000	1,173,149
Veralto Corp., 5.50%, 09/18/2026	3,600,000	3,643,419
Weir Group PLC, 2.20%, 05/13/2026 (a)	4,015,000	3,863,123
		48,256,119

Materials - 0.8%
Sonoco Products Co., 4.45%, 09/01/2026	7,075,000	7,029,804

Technology - 5.5%
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	9,648,000	9,154,836
Broadcom, Inc.
4.15%, 02/15/2028	2,300,000	2,261,687
5.05%, 07/12/2029	4,800,000	4,819,796
CDW LLC / CDW Finance Corp., 5.10%, 03/01/2030	5,600,000	5,519,436
Concentrix Corp., 6.65%, 08/02/2026	5,800,000	5,903,586
Flex Ltd.
3.75%, 02/01/2026	305,000	300,821
6.00%, 01/15/2028	2,000,000	2,040,453
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	4,550,000	4,530,217
4.55%, 10/15/2029	4,100,000	3,998,100
Infor, Inc., 1.75%, 07/15/2025 (a)	2,800,000	2,748,681
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	2,775,000	2,640,627
Microchip Technology, Inc., 4.90%, 03/15/2028	6,000,000	5,980,515
		49,898,755

Utilities - 7.0%
Ameren Corp., 5.00%, 01/15/2029	3,850,000	3,857,598
DTE Energy Co.
4.95%, 07/01/2027	4,700,000	4,718,768
5.10%, 03/01/2029	8,850,000	8,874,946
Edison International, 5.45%, 06/15/2029	6,500,000	6,562,537
Essential Utilities, Inc., 4.80%, 08/15/2027	3,100,000	3,097,952
Exelon Corp., 5.15%, 03/15/2029	4,650,000	4,675,536
FirstEnergy Corp., 3.90%, 07/15/2027 (b)	2,600,000	2,533,771
NextEra Energy Operating Partners LP, 4.50%, 09/15/2027 (a)	1,904,000	1,824,513
NiSource, Inc., 5.20%, 07/01/2029	2,700,000	2,723,141
OGE Energy Corp., 5.45%, 05/15/2029	1,250,000	1,270,958
Pacific Gas and Electric Co., 5.55%, 05/15/2029	4,950,000	5,033,092
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	10,000,000	10,317,566
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	1,703,309	1,710,457
Vistra Operations Co. LLC, 5.05%, 12/30/2026 (a)	5,950,000	5,960,199
		63,161,034
TOTAL CORPORATE BONDS (Cost $428,765,054)		431,310,029

ASSET-BACKED SECURITIES - 15.9%	Par	Value
Ally Auto Receivables Trust, Series 2024-2, Class A2, 4.46%, 07/15/2027	1,250,000	1,249,530
American Express Travel Related Services Co., Inc., Series 2024-3, Class A, 4.65%, 07/15/2029	2,000,000	2,005,993
AmeriCredit Automobile Receivables Trust
Series 2021-3, Class B, 1.17%, 08/18/2027	4,700,000	4,644,388
Series 2022-2, Class A3, 4.38%, 04/18/2028	225,250	224,888
Series 2023-1, Class A2A, 5.84%, 10/19/2026	645,265	646,069
Series 2023-2, Class A2, 6.19%, 04/19/2027	1,167,314	1,173,146
Series 2024-1, Class A2A, 5.75%, 02/18/2028	2,534,610	2,546,137
DT Auto Owner Trust, Series 2021-3A, Class D, 1.31%, 05/17/2027 (a)	1,506,468	1,467,088
Flagship Credit Auto Trust, Series 2022-1, Class C, 3.06%, 03/15/2028 (a)	3,300,000	3,231,139
Ford Credit Auto Owner Trust
Series 2020-1, Class A, 2.04%, 08/15/2031 (a)	2,000,000	1,993,387
Series 2021-A, Class B, 0.70%, 10/15/2026	5,000,000	4,954,311
Series 2023-1, Class A, 4.85%, 08/15/2035 (a)	2,000,000	2,013,570
Series 2023-B, Class A2A, 5.57%, 06/15/2026	1,358,798	1,361,021
Series 2024-1, Class A, 4.87%, 08/15/2036 (a)(b)	3,300,000	3,306,068
Series 2024-A, Class B, 5.26%, 11/15/2029	3,000,000	3,009,478
General Motors Financial Co., Inc., Series 2021-2, Class B, 0.69%, 01/19/2027	247,617	247,057
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77%, 08/11/2036 (a)	2,250,000	2,336,972
Hilton Grand Vacations, Inc.
Series 2020-AA, Class A, 2.74%, 02/25/2039 (a)	89,824	86,830
Series 2022-1D, Class A, 3.61%, 06/20/2034 (a)	268,440	261,237
Series 2022-2A, Class A, 4.30%, 01/25/2037 (a)	717,859	704,225
Series 2023-1A, Class A, 5.72%, 01/25/2038 (a)	1,763,313	1,779,895
Series 2024-1B, Class A, 5.75%, 09/15/2039 (a)	1,163,844	1,161,915
Series 2024-2A, Class A, 5.50%, 03/25/2038 (a)	2,416,554	2,433,150
Series 2024-3A, Class A, 4.98%, 08/27/2040 (a)	2,841,832	2,828,357
Honda Auto Receivables Owner Trust, Series 2021-3, Class A3, 0.41%, 11/18/2025	9,037	9,016
Marriott Vacations Worldwide Corp.
Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	150,904	144,641
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (a)	499,241	470,278
Series 2022-1A, Class A, 4.15%, 11/21/2039 (a)	394,890	386,439
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80%, 04/16/2029	1,500,000	1,506,125
MVW Owner Trust
Series 2024-1A, Class A, 5.32%, 02/20/2043 (a)	4,376,283	4,394,189
Series 2024-2A, Class A, 4.43%, 03/20/2042 (a)	3,838,211	3,755,928
Navient Student Loan Trust
Series 2018-BA, Class A2A, 3.61%, 12/15/2059 (a)	182,282	180,888
Series 2018-DA, Class A2A, 4.00%, 12/15/2059 (a)	257,739	254,179
Series 2019-BA, Class A2A, 3.39%, 12/15/2059 (a)	652,529	627,570
Series 2019-EA, Class A2A, 2.64%, 05/15/2068 (a)	521,392	507,198
Series 2020-1A, Class A1B, 5.73% (30 day avg SOFR US + 1.16%), 06/25/2069 (a)	1,270,715	1,256,601
Series 2020-2A, Class A1A, 1.32%, 08/26/2069 (a)	1,992,597	1,780,692
Series 2020-A, Class A2A, 2.46%, 11/15/2068 (a)	449,373	429,332
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (a)	4,689,564	4,435,688
Series 2020-DA, Class A, 1.69%, 05/15/2069 (a)	1,082,383	1,000,391
Series 2020-EA, Class A, 1.69%, 05/15/2069 (a)	9,669,824	8,840,472
Series 2020-FA, Class A, 1.22%, 07/15/2069 (a)	451,303	414,313
Series 2020-GA, Class A, 1.17%, 09/16/2069 (a)	435,142	397,522
Series 2020-HA, Class A, 1.31%, 01/15/2069 (a)	4,856,375	4,559,763
Series 2021-1A, Class A1B, 5.28% (30 day avg SOFR US + 0.71%), 12/26/2069 (a)	913,334	906,685
Series 2021-2A, Class A1B, 5.23% (30 day avg SOFR US + 0.66%), 02/25/2070 (a)	1,864,594	1,824,404
Series 2021-A, Class A, 0.84%, 05/15/2069 (a)	508,734	455,512
Series 2021-CA, Class A, 1.06%, 10/15/2069 (a)	2,884,127	2,567,017
Series 2021-FA, Class A, 1.11%, 02/18/2070 (a)	1,435,858	1,265,177
Series 2022-A, Class A, 2.23%, 07/15/2070 (a)	1,900,763	1,684,382
Series 2022-BA, Class A, 4.16%, 10/15/2070 (a)	5,816,019	5,597,293
Series 2024-A, Class A, 5.66%, 10/15/2072 (a)	2,184,489	2,200,282
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (a)	1,581,887	1,464,032
Pagaya AI Debt Selection Trust, Series 2024-11, Class B, 5.64%, 07/15/2032 (a)	900,000	900,485
Santander Consumer USA Holdings, Inc.
Series 2022-3, Class B, 4.13%, 08/16/2027	1,084,793	1,082,987
Series 2023-3, Class A3, 5.61%, 10/15/2027	2,336,250	2,343,395
Series 2024-1, Class A2, 5.71%, 02/16/2027	288,464	288,955
Series 2024-1, Class A3, 5.25%, 04/17/2028	1,500,000	1,503,591
Series 2024-4, Class A2, 5.41%, 07/15/2027	994,289	997,207
Series 2024-5, Class A2, 4.88%, 09/15/2027	3,500,000	3,505,980
Series 2024-5, Class A3, 4.62%, 11/15/2028	2,000,000	1,990,400
Santander Consumer USA, Inc.
Series 2022-5, Class B, 4.43%, 03/15/2027	1,147,317	1,146,712
Series 2022-6, Class B, 4.72%, 06/15/2027	2,195,665	2,195,233
Series 2023-2, Class A3, 5.21%, 07/15/2027	3,224,145	3,228,563
SBNA Auto Receivables Trust 2024-A, Series 2024-A, Class B, 5.29%, 09/17/2029 (a)	1,000,000	1,004,461
SMB Private Education Loan Trust
Series 2016-B, Class A2A, 2.43%, 02/17/2032 (a)	141,972	141,579
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (a)	134,981	134,675
Series 2017-A, Class A2A, 2.88%, 09/15/2034 (a)	301,738	298,341
Series 2018-A, Class A2A, 3.50%, 02/15/2036 (a)	208,623	204,536
Series 2018-B, Class A2A, 3.60%, 01/15/2037 (a)	600,510	593,015
Series 2018-C, Class A2A, 3.63%, 11/15/2035 (a)	656,059	642,866
Series 2019-A, Class A2A, 3.44%, 07/15/2036 (a)	1,533,713	1,506,159
Series 2020-B, Class A1A, 1.29%, 07/15/2053 (a)	1,185,593	1,101,165
Series 2021-A, Class APT2, 1.07%, 01/15/2053 (a)	1,658,508	1,469,375
Verizon Master Trust
Series 2023-2, Class A, 4.89%, 04/13/2028	4,900,000	4,904,147
Series 2024-2, Class A, 4.83%, 12/22/2031 (a)	2,750,000	2,758,384
Series 2024-5, Class A, 5.00%, 06/21/2032 (a)	2,350,000	2,382,469
Series 2024-6, Class A1A, 4.17%, 08/20/2030	8,000,000	7,888,590
TOTAL ASSET-BACKED SECURITIES (Cost $145,257,116)		143,195,130

BANK LOANS - 14.3%	Par	Value
Consumer Discretionary - 3.8%
Allied Universal Holdco LLC, Senior Secured First Lien, 8.31% (1 mo. SOFR US + 3.75%), 05/15/2028	4,378,244	4,397,990
Belron Finance 2019 LLC, Senior Secured First Lien, 7.27% (3 mo. SOFR US + 2.75%), 10/16/2031	1,496,250	1,512,387
Carnival Corp., Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.75%), 10/18/2028	5,710,510	5,758,707
ClubCorp Holdings, Inc., Senior Secured First Lien, 9.85% (3 mo. SOFR US + 5.00%), 09/18/2026	1,917,194	1,925,390
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 6.19% (1 mo. SOFR US + 1.75%), 11/08/2030	4,000,000	4,025,020
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 6.97% (1 mo. SOFR US + 2.50%), 08/02/2028	2,657,342	2,670,469
Marriott Ownership Resorts, Inc., Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 04/01/2031	2,980,013	2,983,738
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 6.36% (1 mo. SOFR US + 2.00%), 12/04/2031	6,319,806	6,317,184
United Airlines, Inc., Senior Secured First Lien, 6.63% (3 mo. SOFR US + 2.00%), 02/24/2031	4,997,412	5,020,175
		34,611,060

Energy - 0.1%
Buckeye Partners LP, Senior Secured First Lien, 6.11% (1 mo. SOFR US + 1.75%), 11/02/2026	1,343,190	1,344,775

Financials - 5.0%
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 6.12% (1 mo. SOFR US + 1.75%), 06/22/2028	8,944,243	8,949,968
Boost Newco Borrower LLC, Senior Secured First Lien, 6.83% (3 mo. SOFR US + 2.50%), 01/31/2031	4,987,500	5,023,884
CoreLogic, Inc., Senior Secured First Lien, 8.09% (1 mo. SOFR US + 3.50%), 06/02/2028	3,386,250	3,349,662
Deerfield Dakota Holding LLC, Senior Secured First Lien, 8.08% (3 mo. SOFR US + 3.75%), 04/09/2027	6,219,451	6,097,021
Delos Aircraft DAC, Senior Secured First Lien, 6.08% (3 mo. SOFR US + 1.75%), 10/29/2027	4,200,000	4,223,625
HUB International Ltd., Senior Secured First Lien, 7.37% (3 mo. SOFR US + 2.75%), 06/20/2030	8,418,367	8,479,989
SBA Senior Finance II LLC, Senior Secured First Lien, 6.11% (1 mo. SOFR US + 1.75%), 01/27/2031	8,646,625	8,655,963
		44,780,112

Health Care - 0.9%
Elanco Animal Health, Inc., Senior Secured First Lien, 6.50% (1 mo. SOFR US + 1.75%), 08/02/2027	3,276,097	3,275,966
Medline Borrower LP, Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 10/23/2028	4,508,756	4,529,767
		7,805,733

Industrials - 1.6%
Roper Industrial Products Investment Co., Senior Secured First Lien, 7.19% (3 mo. SOFR US + 2.75%), 11/23/2029	3,940,300	3,967,389
SPX FLOW, Inc., Senior Secured First Lien, 7.36% (1 mo. SOFR US + 3.00%), 04/05/2029	798,423	806,060
TransDigm, Inc., Senior Secured First Lien, 6.83% (3 mo. SOFR US + 2.50%), 02/28/2031	9,867,912	9,895,937
		14,669,386

Materials - 0.8%
Proampac PG Borrower LLC, Senior Secured First Lien
8.52% (3 mo. SOFR US + 4.00%), 09/15/2028	1,826,019	1,834,008
8.66% (3 mo. SOFR US + 4.00%), 09/15/2028	2,798,727	2,810,972
Quikrete Holdings, Inc., Senior Secured First Lien, 6.86% (1 mo. SOFR US + 2.50%), 04/14/2031	2,969,746	2,971,765
		7,616,745

Technology - 2.1%
Applied Systems, Inc., Senior Secured First Lien, 7.33% (3 mo. SOFR US + 3.00%), 02/24/2031	1,915,903	1,936,701
Ellucian Holdings, Inc., Senior Secured First Lien, 7.36% (1 mo. SOFR US + 3.00%), 10/29/2029	956,647	964,300
Polaris Newco LLC, Senior Secured First Lien, 8.96% (3 mo. SOFR US + 4.00%), 06/05/2028	1,964,467	1,970,488
Tempo Acquisition LLC, Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 08/31/2028	2,189,067	2,200,012
UKG, Inc., Senior Secured First Lien, 7.62% (3 mo. SOFR US + 3.00%), 02/10/2031	11,434,997	11,529,964
		18,601,465
TOTAL BANK LOANS (Cost $128,428,264)		129,429,276

U.S. TREASURY SECURITIES - 12.1%	Par	Value
United States Treasury Note/Bond
2.50%, 03/31/2027	10,000,000	9,630,592
0.50%, 04/30/2027	15,000,000	13,761,523
4.50%, 05/15/2027	5,000,000	5,025,686
2.63%, 05/31/2027	11,000,000	10,591,578
3.88%, 10/15/2027	2,925,000	2,894,714
4.13%, 10/31/2027	19,000,000	18,928,004
4.00%, 02/29/2028	10,000,000	9,910,829
1.25%, 03/31/2028	12,000,000	10,901,290
3.63%, 05/31/2028	13,000,000	12,717,536
4.63%, 09/30/2028	8,000,000	8,076,679
4.38%, 11/30/2028	7,000,000	7,004,474
TOTAL U.S. TREASURY SECURITIES (Cost $110,692,269)		109,442,905

COLLATERALIZED LOAN OBLIGATIONS - 7.3%	Par	Value
Aimco CDO, Series 2020-12A, Class AR, 5.82% (3 mo. Term SOFR + 1.17%), 01/17/2032 (a)	1,177,418	1,179,819
Buttermilk Park CLO, Series 2018-1A, Class A1R, 5.74% (3 mo. Term SOFR + 1.08%), 10/15/2031 (a)	3,985,472	3,991,268
Carlyle Group, Inc., Series 2014-3RA, Class A1A, 5.93% (3 mo. Term SOFR + 1.31%), 07/27/2031 (a)	210,704	210,996
CarVal CLO, Series 2018-1A, Class AR, 5.88% (3 mo. Term SOFR + 1.23%), 07/16/2031 (a)	4,781,747	4,792,106
CIFC Funding Ltd., Series 2015-3A, Class AR, 5.75% (3 mo. Term SOFR + 1.13%), 04/19/2029 (a)	324,003	324,388
Dryden Senior Loan Fund
Series 2013-30A, Class AR, 5.61% (3 mo. Term SOFR + 1.08%), 11/15/2028 (a)	307,989	308,589
Series 2015-40A, Class AR2, 5.67% (3 mo. Term SOFR + 1.15%), 08/15/2031 (a)	6,524,773	6,535,637
Series 2018-55A, Class A1, 5.94% (3 mo. Term SOFR + 1.28%), 04/15/2031 (a)	1,639,674	1,643,024
Series 2018-58A, Class A1, 5.91% (3 mo. Term SOFR + 1.26%), 07/17/2031 (a)	2,693,420	2,693,997
Series 2018-64A, Class A, 5.86% (3 mo. Term SOFR + 1.23%), 04/18/2031 (a)	1,812,828	1,816,242
Flatiron CLO Ltd., Series 2018-1A, Class A, 5.86% (3 mo. Term SOFR + 1.21%), 04/17/2031 (a)	2,114,599	2,117,129
Magnetite CLO Ltd.
Series 2015-12A, Class AR4, 5.81% (3 mo. Term SOFR + 1.15%), 10/15/2031 (a)	2,051,388	2,054,555
Series 2015-15A, Class AR, 5.90% (3 mo. Term SOFR + 1.27%), 07/25/2031 (a)	2,226,486	2,229,894
Series 2019-24A, Class BR, 6.41% (3 mo. Term SOFR + 1.75%), 04/15/2035 (a)	250,000	250,255
Series 2020-25A, Class A, 6.09% (3 mo. Term SOFR + 1.46%), 01/25/2032 (a)	1,967,402	1,971,540
Series 2020-25A, Class B, 6.44% (3 mo. Term SOFR + 1.81%), 01/25/2032 (a)	1,300,000	1,304,650
Series 2020-26A, Class A1R, 6.01% (3 mo. Term SOFR + 1.38%), 07/25/2034 (a)	250,000	250,224
Series 2020-27A, Class BR, 6.43% (3 mo. Term SOFR + 1.81%), 10/20/2034 (a)	2,000,000	2,003,019
Neuberger Berman CLO Ltd., Series 2022-49A, Class AR, 5.78% (3 mo. Term SOFR + 1.15%), 07/25/2035 (a)	4,250,000	4,260,123
Palmer Square CLO Ltd., Series 2015-1A, Class A1A5, 0.00% (3 mo. Term SOFR + 1.05%), 05/21/2034 (a)	5,000,000	5,003,750
Palmer Square Loan Funding Ltd.
Series 2021-3A, Class A2, 6.28% (3 mo. Term SOFR + 1.66%), 07/20/2029 (a)	1,000,000	1,001,952
Series 2021-4A, Class A1, 5.72% (3 mo. Term SOFR + 1.06%), 10/15/2029 (a)	1,568,554	1,569,776
Series 2021-4A, Class A2, 6.32% (3 mo. Term SOFR + 1.66%), 10/15/2029 (a)	1,856,000	1,860,453
Series 2024-1A, Class A1, 6.16% (3 mo. Term SOFR + 1.05%), 10/15/2032 (a)	5,000,000	5,011,284
Series 2024-2A, Class A1N, 5.45% (3 mo. Term SOFR + 1.00%), 01/15/2033 (a)	7,600,000	7,599,261
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, 5.71% (3 mo. Term SOFR + 1.22%), 11/18/2030 (a)	470,212	470,604
TIAA CLO Ltd.
Series 2018-1A, Class A1AR, 5.76% (3 mo. Term SOFR + 1.14%), 01/20/2032 (a)	1,465,042	1,466,953
Series 2018-1A, Class A2R, 6.37% (3 mo. Term SOFR + 1.75%), 01/20/2032 (a)	2,000,000	2,004,422
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $65,836,974)		65,925,910

TOTAL INVESTMENTS - 97.4% (Cost $878,979,677)		879,303,250
Other Assets in Excess of Liabilities - 2.6%		23,546,728
TOTAL NET ASSETS - 100.0%		$902,849,978

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $240,489,164 or 26.6% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of December 31, 2024.